Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations
Revenue, services	$ 544,822	$ 507,532
Revenue, product sales	1,674,993	1,301,011
Total Revenue	2,219,815	1,808,543
Cost of revenue, services	356,957	447,325
Cost of revenue, product sales	664,405	626,185
Total cost of revenue	1,021,362	1,073,510
Gross profit	1,198,453	735,033
Operating expenses
Selling, general and administrative	4,271,865	2,479,152
Professional fees	509,941	208,193
Acquisition costs	527,792	0
Total operating expenses	5,309,598	2,687,345
Loss from operations	(4,111,145)	(1,952,312)
Other income (expense)
Equity method income	34,432	50,684
Dividend income	3,193	9,970
Interest income (expense), net	(2,152)	(9,805)
Other income	13,223	0
Impairment of investments	(137,602)	0
Loss on sale of asset	(34,306)	0
Total other income	(123,212)	50,849
Loss before income taxes	(4,234,357)	(1,901,463)
Income tax (provision) benefit	0	1,314
Net loss	(4,234,357)	(1,900,149)
Preferred Dividends	(195,145)	(106,825)
Net loss to common shareholders	$ (4,429,502)	$ (2,006,974)
Net loss per common shareholder Basic and diluted	$ (1.35)	$ (0.96)
Weighted average shares outstanding Basic and diluted	3,285,934	2,080,733